January 24, 2018

Angela Mokodean

Senior Counsel

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:

Collaborative Investment Series Trust; File Nos. 333-21072 and 811-23306

Dear Ms. Mokodean:

On October 23, 2017, Collaborative Investment Series Trust (the “Trust”) filed a registration statement on Form N-1A on behalf of its series, the Mercator International Opportunity Fund (the “Fund”). On November 29, 2017 you provide written comment to the registration statement, and we provided written response to those comments on December 18, 2017.  On January 16, 2018 the Registrant filed Pre-Effective Amendment No. 1 to the registration statement.  On January 22, 2018 you provided oral comment to that Pre-Effective Amendment.  Please find below responses to those comments, which the Registrant has authorized Thompson Hine LLP to make on behalf of Registrant.  Redlined changes are provided in certain portions of this letter to this letter to aid in your review.  Further, all changes related to the Registrant’s responses to your comments and refining edits are included in the accompanying Pre-Effective Amendment to the registration statement.

PROSPECTUS

Fees and Expenses of the Fund

1.

A footnote to the a new fund, add a footnote to the “Fee Waiver and/or Expense Reimbursement“ notes that the amount is estimated for the initial fiscal period.  Please consider removing this notation as the estimate is more appropriately noted for “Other Expenses” and “Acquired Fund Fees and Expenses”.

Response.  The requested change has been made.

2.

Please confirm that the expense limitation agreement will be in place for at least one year following the effective date of the registration statement.

Response.  Registrant so confirms.

January 24, 2018 Page 2

Principal Investment Strategy

3.

In response to Comment 5 in our letter dated November 29, 2017, we requested the principal strategy disclosure be revised to “…disclose any other types of instruments the Fund may trade in connection with its principal investment strategies.”  Your response noted that existing prospectus disclosure provides that “[t]he Fund may invest in ETFs and other investment companies.”   Are investments in ETFs and other investment companies a principal strategy of the Fund?  If so, please include this in the summary strategy and risk sections of the prospectus.  If not, please confirm supplementally that ETFs and other investment companies are not a principal strategy of the Fund.

Response.  Registrant confirms that ETFs and other investment companies are not a principal strategy of the Fund.

4.

The Fund states that it will “invest primarily in stocks of companies domiciled in developed countries outside of the United States” and “will invest at least 40% of its assets in securities of companies outside the United States, which the adviser defines as securities listed primarily on exchanges outside the United States.”  Is the adviser’s determination of “domicile” the same as employed for the Fund’s 40% test?  Please revise the disclosure to clarify.

Response.  Registrant has revised the Fund’s 40% test disclosure as follows:

The Fund, will invest at least 40% of its assets in securities of companies domiciled outside the United States, which the adviser defines as securities listed primarily on exchanges outside the United States.

5.

The third sentence of the second paragraph of the Principal Investment Strategy disclosure on page 4 of the prospectus notes that the adviser uses “fundamental analysis” in making investment decisions for the Fund.  Please elaborate on what is included in this fundamental analysis.

Response.  Registrant has revised the referenced disclosure as follows:

The investment adviser believes that an important way to accomplish this is through fundamental analysis, which includes analysis of a company’s assets, liabilities and earnings, review of a company’s public filings, and may also include meeting with company executives and employees, suppliers, customers and competitors.

How to Purchase Shares

6.

On page 11, the minimum subsequent investment in the Fund is listed as $1,000.  Later in the prospectus the minimum subsequent investment is listed as $100.  Please revise the disclosure to eliminate the inconsistency.

January 24, 2018 Page 3

Response.  The requested change has been made.  The minimum subsequent investment is $100.

How to Redeem Shares

7.

Under “Additional Redemption Information,” the Fund notes the methods it typically expects to use to meet redemption requests. Supplementally explain whether the Fund typically expects to use redemptions in kind in either regular or stressed market conditions. If so, provide appropriate disclosure. See Item 11(c)(8) of Form N-1A.

Response.  The Fund may use redemptions in kind in either regular or stressed market conditions.  Registrant has revised the first sentence of the “Redemptions in Kind” section on page 15 as follows:

The Fund reserves the right to honor requests, in regular and stressed market conditions, for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities ("redemption in kind") on the amount of such a request that is large enough to affect operations (that is, on the amount of the request that is greater than the lesser of $250,000 or 1% of the Fund's net assets at the beginning of the 90-day period).

STATEMENT OF ADDITIONAL INFORMATION

Additional Information about the Fund’s Investments

8.

The first sentence of the “Foreign Securities” subsection states: “The Fund may gain exposure to foreign securities trading in domestic markets through an American Depositary Receipt (ADR)[]” while the remainder of the section seems to provide disclosure about foreign securities, generally.  Is the section intended to cover ADRs specifically or be more general?  Please revise the section to provide clarification on the types of securities intended to be covered.

Response.  Registrant has revised the disclosure as follows:

The Fund may gain exposure to foreign securities both directly and indirectly through underlying investment companies that invest in foreign securities or by trading in domestic markets through an American Depositary Receipt (ADR).

Trustee and Officer Information

9.

Please revise the narrative description of Mr. Stoleru’s background to clarify his roles and dates of employment with Resource Financial Institutions Group, Inc.

Response.  Registrant has revised the referenced disclosure as follows:

From 2008 to 2013 ~~Before that~~, Mr. Stoleru served as Managing Director and Vice President of Business Development of Resource Financial Institutions Group, Inc., responsible for business

January 24, 2018 Page 4

development and all retail fundraising efforts. ~~Mr. Stoleru served as Vice President of Business Development at Resource Financial Institutions Group, Inc. He joined Resource Financial Institutions in 2008 and is responsible for all retail fundraising efforts.~~

10.

 Please revise the Trustee and Officer table to include (i) the addresses for each person listed; (ii) the number of portfolios in the fund complex overseen by Mr. Skidmore; and (iii) the ages of each officer.

Response.  The requested changes have been made.

Part C

11.

Please file the Codes of Ethics for the adviser and the Trust.

Response.  Registrant confirms that the Codes of Ethics are included with this Pre-Effective Amendment No. 2.

12.

Please provide information about the Distributor required by Item 32 of Form N-1A.

Response.  The requested information is provided in this Pre-Effective Amendment No. 2.

* * * * *

If you have any questions or additional comments, please call Emily Little at (614) 469-3264 or JoAnn Strasser at (614) 469-3265.

Very truly yours,

/s/Emily M. Little

Emily M. Little